UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh            New York, New York       November 14, 2006
       ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        51
                                               -------------

Form 13F Information Table Value Total:        4,196,189
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      FORM 13F INFORMATION TABLE

                                                         VALUE   SHRS OR    SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X $1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
AETNA INC NEW                       COM      00817Y108 24,323    615,000    SH            SOLE               615,000
AGRIUM INC                          COM      008916108 129,995   4,816,400  SH            SOLE               4,816,400
AMERICAN INTL GROUP INC             COM      026874107 430,690   6,500,000  SH            SOLE               6,500,000
AMR CORP                            COM      001765106 4,605     199,000    SH            SOLE               199,000
CHEMTURA CORP                       COM      163893100 19,793    2,282,900  SH            SOLE               2,282,900
CHUNGHWA TELECOM CO LTD        SPONSORED ADR 17133Q205 34,620    2,000,000  SH            SOLE               2,000,000
CIGNA CORP                          COM      125509109 29,662    255,000    SH            SOLE               255,000
COMMUNITY HEALTH SYS INC NEW        COM      203668108 103,460   2,770,000  SH            SOLE               2,770,000
CONTINENTAL AIRLS INC              CL B      210795308 4,898     173,000    SH            SOLE               173,000
DAVITA INC                          COM      23918K108 36,574    632,000    SH            SOLE               632,000
DESARROLLADORA HOMEX S A DE    SPONSORED ADR 25030W100 14,689    389,000    SH            SOLE               389,000
DIAMOND OFFSHORE DRILLING IN        COM      25271C102 53,916    745,000    SH            SOLE               745,000
FISHER SCIENTIFIC INTL INC        COM NEW    338032204 43,814    560,000    SH            SOLE               560,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR 34415V109 54,445    940,000    SH            SOLE               940,000
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106 168,617   1,739,400  SH            SOLE               1,739,400
GENERAL ELECTRIC CO                 COM      369604103 11,261    319,000    SH            SOLE               319,000
ICICI BK LTD                        ADR      45104G104 244,016   7,945,800  SH            SOLE               7,945,800
INCO LTD                           CALL      453258902 338       15,000     SH   CALL     SOLE               15,000
LONE STAR TECHNOLOGIES INC          COM      542312103 69,648    1,439,600  SH            SOLE               1,439,600
LOUISIANA PAC CORP                  COM      546347105 75,080    4,000,000  SH            SOLE               4,000,000
MCAFEE INC                          COM      579064106 30,697    1,255,000  SH            SOLE               1,255,000
METHANEX CORP                       COM      59151K108 126,568   5,200,000  SH            SOLE               5,200,000
MICROSOFT CORP                      COM      594918104 205,809   7,525,000  SH            SOLE               7,525,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR 607409109 23,795    630,000    SH            SOLE               630,000
NASDAQ 100 TR                       PUT      631100954 10,266    141,600    SH    PUT     SOLE               141,600
NASDAQ 100 TR                       PUT      631100954 4,500     30,000     SH    PUT     SOLE               30,000
NETEASE COM INC                SPONSORED ADR 64110W102 26,340    1,610,000  SH            SOLE               1,610,000
NIKE INC                           CL B      654106103 107,159   1,223,000  SH            SOLE               1,223,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR 68370R109 25,448    420,000    SH            SOLE               420,000
ORACLE CORP                         COM      68389X105 137,929   7,775,000  SH            SOLE               7,775,000
PHELPS DODGE CORP                   COM      717265102 152,460   1,800,000  SH            SOLE               1,800,000
PHELPS DODGE CORP                  CALL      717265902 1,500     20,000     SH   CALL     SOLE               20,000
PRIDE INTL INC DEL                  COM      74153Q102 82,260    3,000,000  SH            SOLE               3,000,000
PRUDENTIAL FINL INC                 COM      744320102 100,345   1,316,000  SH            SOLE               1,316,000
SK TELECOM LTD                 SPONSORED ADR 78440P108 108,556   4,594,000  SH            SOLE               4,594,000
ST PAUL TRAVELERS INC               COM      792860108 197,515   4,212,308  SH            SOLE               4,212,308
SYMANTEC CORP                       COM      871503108 66,500    3,125,000  SH            SOLE               3,125,000
THERMO ELECTRON CORP                COM      883556102 5,310     135,000    SH            SOLE               135,000
TIME WARNER INC                     COM      887317105 98,205    5,387,000  SH            SOLE               5,387,000
TRIAD HOSPITALS INC                 COM      89579K109 241,073   5,475,200  SH            SOLE               5,475,200
UNITEDHEALTH GROUP INC              COM      91324P102 27,065    550,100    SH            SOLE               550,100
US AIRWAYS GROUP INC                COM      90341W108 4,433     100,000    SH            SOLE               100,000
VIACOM INC NEW                     Cl B      92553P201 40,935    1,101,000  SH            SOLE               1,101,000
WELLPOINT INC                       COM      94973V107 81,835    1,062,097  SH            SOLE               1,062,097
ACE LTD                             ORD      G0070K103 366,987   6,705,400  SH            SOLE               6,705,400
GLOBALSANTAFE CORP                  SHS      G3930E101 29,744    595,000    SH            SOLE               595,000
MAX RE CAPITAL LTD HAMILTON         SHS      G6052F103 24,393    1,062,400  SH            SOLE               1,062,400
PARTNERRE LTD                       COM      G6852T105 240,549   3,560,000  SH            SOLE               3,560,000
SEAGATE TECHNOLOGY                  SHS      G7945J104 25,399    1,100,000  SH            SOLE               1,100,000
SINA CORP                           ORD      G81477104 15,216    605,000    SH            SOLE               605,000
TRANSOCEAN INC                      ORD      G90078109 32,954    450,000    SH            SOLE               450,000


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